September 2, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Guidewire Software, Inc. – Registration Statement on Form S-1 (File No. 333- ) (the
“Registration Statement”)

Ladies and Gentlemen:

On behalf of Guidewire Software, Inc., a Delaware corporation (the “Company”), pursuant to the Securities Act of 1933, as amended, we hereby transmit for filing via EDGAR the Company’s Registration Statement on Form S-1 for the purpose of registering shares of the Company’s common stock. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Should you have any questions or comments, please do not hesitate to contact me at (650) 752-3139.

Very truly yours,

GOODWIN PROCTER LLP

Richard A. Kline

/s/ Richard A. Kline

cc:	Marcus S. Ryu, Guidewire Software, Inc.
Craig M. Schmitz, Goodwin Procter LLP